LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2016

TO THE PROSPECTUS OF THE QS ASSET ALLOCATION FUNDS

DATED JUNE 1, 2016

The information in this supplement is effective through June 30, 2016.

The following information is added to the cover page of the Prospectus:

QS GROWTH FUND

Share class (Symbol): B (SCHBX)

QS MODERATE GROWTH FUND

Share class (Symbol): B (SGRBX)

The following information is added to the section of the Prospectus titled “QS Growth Fund—Fees and expenses of the fund”:

The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges until on or about June 28, 2016.

All outstanding Class B shares of the fund will be converted into Class A shares of the fund as soon as practicable on or about June 30, 2016 (the “Conversion Date”). The conversion of Class B shares into Class A shares will occur at the close of business on the Conversion Date. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the fund will no longer offer Class B shares for incoming exchanges.

Shareholder fees
(fees paid directly from your investment)
Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	5.00
Small account fee[2]	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Class B
Management fees	None
Distribution and/or service (12b-1) fees	1.00
Other expenses	0.52
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.79
Total annual fund operating expenses[3]	2.31

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class B (with redemption at end of period)	734	1,021	1,335	2,400
Class B (without redemption at end of period)	234	721	1,235	2,400

The following information is added to the section of the Prospectus titled “QS Growth Fund—Performance”:

Average annual total returns (%)
(for periods ended December 31, 2015)
	1 year	5 years	10 years
Other Classes (Return before taxes only)
Class B	(7.90)	6.28	3.62

The following information is added to the section of the Prospectus titled “QS Growth Fund—Purchase and sale of fund shares”:

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
Class B1
General	1,000/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50
IRAs	250/50
SIMPLE IRAs	None/None
Systematic Investment Plans	50/50
Clients of Eligible Financial Intermediaries	N/A
Eligible Investment Programs	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	N/A
Other Retirement Plans	None/None
Institutional Investors	1,000/50

[1]

Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges until on or about June 28, 2016. All outstanding Class B shares of the fund will be converted into Class A shares of the fund as soon as practicable on or about June 30, 2016 (the “Conversion Date”). Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the fund will no longer offer Class B shares for incoming exchanges.

The following information is added to the section of the Prospectus titled “QS Moderate Growth Fund—Fees and expenses of the fund”:

The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges until on or about June 28, 2016.

All outstanding Class B shares of the fund will be converted into Class A shares of the fund as soon as practicable on or about June 30, 2016 (the “Conversion Date”). The conversion of Class B shares into Class A shares will occur at the close of business on the Conversion Date. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the fund will no longer offer Class B shares for incoming exchanges.

Shareholder fees
(fees paid directly from your investment)
Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	5.00
Small account fee[2]	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Class B
Management fees	None
Distribution and/or service (12b-1) fees	1.00
Other expenses	0.51
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.75
Total annual fund operating expenses[3]	2.26

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class B (with redemption at end of period)	729	1,006	1,309	2,339
Class B (without redemption at end of period)	229	706	1,209	2,339

The following information is added to the section of the Prospectus titled “QS Moderate Growth Fund—Performance”:

Average annual total returns (%)
(for periods ended December 31, 2015)
	1 year	5 years	10 years
Other Classes (Return before taxes only)
Class B	(7.48)	5.85	4.03

The following information is added to the section of the Prospectus titled “QS Moderate Growth Fund—Purchase and sale of fund shares”:

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
Class B1
General	1,000/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50
IRAs	250/50
SIMPLE IRAs	None/None
Systematic Investment Plans	50/50
Clients of Eligible Financial Intermediaries	N/A
Eligible Investment Programs	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	N/A
Other Retirement Plans	None/None
Institutional Investors	1,000/50

[1]

Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges until on or about June 28, 2016. All outstanding Class B shares of the fund will be converted into Class A shares of the fund as soon as practicable on or about June 30, 2016 (the “Conversion Date”). Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the fund will no longer offer Class B shares for incoming exchanges.

The following is added to the section of the Funds’ Prospectus titled “More on fund management — Expense limitation”:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses will not exceed 1.55% for Class B shares of Growth Fund and Moderate Growth Fund, subject to recapture as described below.

The following is added to the section of the Funds’ Prospectus titled “Choosing a class of shares to buy”:

The Growth Fund and Moderate Growth Fund no longer offer Class B shares for purchase by new or existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges until on or about June 28, 2016. All outstanding Class B shares of the funds will be converted into Class A shares of the funds as soon as practicable on or about June 30, 2016 (the “Conversion Date”). Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the funds will no longer offer Class B shares for incoming exchanges.

More information about the funds’ classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•

The contingent deferred sales charges that apply to the redemption of Class B shares of Growth Fund and Moderate Growth Fund, Class C shares, Class C1 shares of Defensive Growth Fund and certain Class A shares

The following is added to the section of the Funds’ Prospectus titled “Comparing the funds’ classes”:

	Key feature	Initial sales charge	Contingent deferred sales charge	Annual distribution and/or service fees	Exchange privilege
Class B of Growth Fund and Moderate Growth Fund

•   Closed to all new purchases

•   No initial sales charge

•   Contingent deferred sales charge declines over time

•   Converts to Class A after approximately 8 years

•   Generally higher annual expenses than Class A

		None	Up to 5.00% charged when you redeem shares of Growth Fund and Moderate Growth Fund. This charge is reduced over time and there is no contingent deferred sales charge after 5 years; waived for certain investors	1.00% of average daily net assets (for Growth Fund and Moderate Growth Fund)	Class B shares of funds sold by the distributor

The following is added to the section of the Funds’ Prospectus titled “Sales charges”:

Class B shares of Growth Fund and Moderate Growth Fund

The funds no longer offer Class B shares for purchase by new or existing investors. If you owned Class B shares on June 30, 2011, you may continue to hold those shares, but you may not add to your Class B share position except through dividend reinvestment. Class B shares are also available for incoming exchanges until on or about June 28, 2016. All outstanding Class B shares of the funds will be converted into Class A shares of the funds as soon as practicable on or about June 30, 2016 (the “Conversion Date”). Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the funds will no longer offer Class B shares for incoming exchanges.

Class B shares are issued at net asset value with no initial sales charge. If you redeem your Class B shares within five years of your purchase payment, you will pay a contingent deferred sales charge based on the schedule of the fund that you originally purchased. The contingent deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Contingent deferred sales charge for:
Growth Fund and Moderate Growth Fund	5.00%	4.00%	3.00%	2.00%	1.00%	0%

LMIS will retain the contingent deferred sales charges. The Growth Fund and Moderate Growth Fund pay a distribution and/or service fee of up to 1.00% of such fund’s average daily net assets represented by Class B shares. Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: at initial purchase	Shares issued: on reinvestment of dividends and distributions	Shares issued: upon exchange from another fund sold by LMIS
Approximately 8 years after the date of purchase	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

The following is added to the section of the Funds’ Prospectus titled “Retirement and Institutional Investors — eligible investors”:

Class B shares of Growth Fund and Moderate Growth Fund

The fund no longer offers Class B shares for purchase by new or existing investors. Institutional Investors and certain Retirement Plans that owned Class B shares may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges until on or about June 28, 2016. All outstanding Class B shares of the funds will be converted into Class A shares of the funds as soon as practicable on or about June 30, 2016 (the “Conversion Date”). Effective as of the close of business two business days prior to the Conversion Date (approximately June 28, 2016), the funds will no longer offer Class B shares for incoming exchanges.

The following is added to the section of the Funds’ Prospectus titled “Exchanging shares — Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors”:

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.
• Funds that offer Class B shares may continue to make them available for incoming exchanges

The following is added to the section of the Funds’ Prospectus titled “Small account fees/Mandatory redemptions — Direct accounts”:

Some shareholders who hold accounts in Classes A and B of the same fund may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

Please retain this supplement for future reference.

QSIN277964

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